UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/00
Check here if Amendment []; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 29, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 70
Form 13F Information Table Value Total: 285,861
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00754X105    12760 274400.000SH      SOLE                        274400.000
AMR Corp.                      COM              001765106      389 14700.000SH       SOLE                         14700.000
Allegheny Technologies Inc.    COM              01741R102      360 20000.000SH       SOLE                         20000.000
American Woodmark Corp         COM              030506109     4578 223318.526SH      SOLE                        223318.526
Applied Materials              COM              038222105    18590 205128.000SH      SOLE                        205128.000
Ark Best Corp.                 COM              040790107     4984 501500.000SH      SOLE                        501500.000
Atmel Corp                     COM              049513104     1280 34700.000SH       SOLE                         34700.000
Avatex Corp CL A BB            COM              053487104       15 27402.000SH       SOLE                         27402.000
BE Aerospace Inc               COM              073302101     3003 436840.000SH      SOLE                        436840.000
Beazer Homes USA Inc.          COM              07556Q105      931 51000.000SH       SOLE                         51000.000
Calpine Corp.                  COM              131347106    13624 207212.000SH      SOLE                        207212.000
Centex Corp                    COM              152312104     2444 104000.000SH      SOLE                        104000.000
Chase Manhattan Crp            COM              16161A108     2412 52374.000SH       SOLE                         52374.000
Citigroup Inc.                 COM              173034109    13811 229234.997SH      SOLE                        229234.997
Coastal Corp.                  COM              190441105    12680 208301.370SH      SOLE                        208301.370
Computer Assoc Int'l           COM              204912109     8670 169382.000SH      SOLE                        169382.000
Conoco Inc CL A                COM              208251306     8206 373000.000SH      SOLE                        373000.000
Conseco Inc.                   COM              208464107     9754 1000436.592SH     SOLE                        1000436.592
Countrywide Credit Ind Inc     COM              222372104     2086 68807.202SH       SOLE                         68807.202
Crossman Communities           COM              22764E109     4401 266750.000SH      SOLE                        266750.000
D&K Healthcare                 COM              232861104      183 17500.000SH       SOLE                         17500.000
Eclipse Surgical               COM              278849104       62 14200.000SH       SOLE                         14200.000
Edwards, A. G.                 COM              281760108     1157 29675.000SH       SOLE                         29675.000
Fannie Mae                     COM              313586109     6571 125914.000SH      SOLE                        125914.000
Fidelity Nat'l Fin'l           COM              316326107     7147 390284.000SH      SOLE                        390284.000
Ford                           COM              345370100     7695 178960.141SH      SOLE                        178960.141
General Electric               COM              369604103      401 7560.000 SH       SOLE                          7560.000
Global Marine Inc New          COM              379352404      792 28100.000SH       SOLE                         28100.000
Graco Inc.                     COM              384109104     4352 133910.000SH      SOLE                        133910.000
Houston Exploration            COM              442120101      502 20000.000SH       SOLE                         20000.000
Idex Corp                      COM              45167R104     2414 76475.000SH       SOLE                         76475.000
Intel Corp                     COM              458140100     9712 72650.000SH       SOLE                         72650.000
International Business Machine COM              459200101      738 6732.000 SH       SOLE                          6732.000
Iomega Corp.                   COM              462030107       40 10000.000SH       SOLE                         10000.000
JLG Industries Inc.            COM              466210101     1921 161808.773SH      SOLE                        161808.773
Mastec Inc.                    COM              576323109     3216 84225.000SH       SOLE                         84225.000
Mellon Financial Corp.         COM              585509102     8512 233601.307SH      SOLE                        233601.307
Merck & Company                COM              589331107      885 11546.000SH       SOLE                         11546.000
Merrill Lynch                  COM              590188108    17481 152010.000SH      SOLE                        152010.000
Monaco Coach                   COM              60886R103      678 49750.000SH       SOLE                         49750.000
Morgan Stanley Dean Witter Dis COM              617446448    15225 182880.000SH      SOLE                        182880.000
NVR Inc.                       COM              62944T105     3249 57000.000SH       SOLE                         57000.000
National RV Holdings           COM              637277104     4953 471750.000SH      SOLE                        471750.000
Ocean Energy Inc.              COM              67481e106      156 11000.000SH       SOLE                         11000.000
Omni Energy Services           COM              68210T109      140 186400.000SH      SOLE                        186400.000
Orthodontic Centers AM         COM              68750P103     2634 116400.000SH      SOLE                        116400.000
Owens Corning Co               COM              69073F103      666 71951.945SH       SOLE                         71951.945
Parker Hannifin Corp           COM              701094104      572 16687.000SH       SOLE                         16687.000
Philip Morris                  COM              718154107     1160 43680.000SH       SOLE                         43680.000
Piercing Pagoda Inc            COM              720773100      145 10000.000SH       SOLE                         10000.000
RTI International Metals Inc.  COM              74961H203     3454 303655.000SH      SOLE                        303655.000
Readers Digest Assoc.          COM              755267101      672 16900.000SH       SOLE                         16900.000
Reliance Group Holdings        COM              759464100       42 55500.000SH       SOLE                         55500.000
Rush Enterprises Inc.          COM              781846100      101 18100.000SH       SOLE                         18100.000
SCIOS Inc                      COM              808905103      675 120000.000SH      SOLE                        120000.000
Sabre Class A                  COM              785905100      303 10622.000SH       SOLE                         10622.000
Salton                         COM              795757103     6842 185540.000SH      SOLE                        185540.000
Southdown Inc.                 COM              841297104     5122 88700.000SH       SOLE                         88700.000
Southwest SEC Inc.             COM              845224104    15031 403517.718SH      SOLE                        403517.718
Stanley Furniture              COM              854305208    10725 487510.000SH      SOLE                        487510.000
Superior Industries            COM              868168105     3457 134234.000SH      SOLE                        134234.000
Texas Industries Inc.          COM              882491103     5568 192836.312SH      SOLE                        192836.312
Union Pacific Res. Grp.        COM              907818108     2200 100000.000SH      SOLE                        100000.000
Visteon Corp.                  COM              92839U107      284 23415.350SH       SOLE                         23415.350
Washington Mutual Inc.         COM              939322103     1486 51462.000SH       SOLE                         51462.000
Winnebago Inds. Inc.           COM              974637100      647 49500.000SH       SOLE                         49500.000
Federated Income TR            MUT              314199100      105 10650.000SH       SOLE                         10650.000
Marsico Growth & Income        MUT              573012200      237 11703.695SH       SOLE                         11703.695
N & B Partners Neuberger       MUT              641224407      339 14225.477SH       SOLE                         14225.477
Vanguard Windsor Fund II       MUT              922018205      234 9551.735 SH       SOLE                          9551.735